RELATED PARTIES:	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTIES:

NOTE 8 - RELATED PARTIES:

a. Related parties include the controlling shareholder and companies under his control, the board of directors and the executive officers of the Company.

b. As to the private placement with the controlling shareholder, see note 7.